CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss from continuing operations	$ (33,937,956)	$ (28,452,232)	$ (34,080,963)
Add (deduct) items not affecting cash
Depreciation and amortization	4,045,523	3,900,458	1,943,048
Impairment of right-of-use asset	0	89,860	183,161
Interest expense	69,404	7,860	155,315
Share-based payments	7,443,930	8,052,011	12,082,930
Change in fair value of other investments	858,483	770,874	8,778,707
Change in fair value of derivative liability	(682,507)	(2,561,456)	2,684,436
Unrealized foreign exchange gain (loss)	0	(327,161)	0
Loss (gain) on settlement of financial liability	(49,792)	(680,164)	18,665
Changes in non-cash working capital balances
Other receivables	(106,880)	435,183	(387,837)
Prepaid expenses and deposits	(609,153)	(526,738)	(24,214)
Trade and other payables	3,604,766	898,691	1,516,025
Cash used in continuing operating activities	(19,364,182)	(18,392,814)	(7,130,727)
Cash used in discontinued operating activities	(1,382,041)	(737,659)	(6,581,998)
Cash used in operating activities	(20,746,223)	(19,130,473)	(13,712,725)
Investing activities
Cash acquired from acquisition of Prismic Pharmaceuticals Inc.	0	0	1,752
Cash acquired from acquisition of Lucid Psycheceuticals Inc.	768,964	0	0
Additions to intangible assets	(500,000)	0	(293,126)
Proceeds from sale of investments	0	6,477,510	462,303
Cash provided by continuing investing activities	268,964	6,477,510	170,929
Cash provided by (used in) discontinued investing activities	0	36,616	(401,817)
Cash provided by (used in) investing activities	268,964	6,514,126	(230,888)
Financing activities
Proceeds from issuance of shares, net	38,341,407	25,100,459	3,431,294
Proceeds from exercise of share-options	0	59,548	551,133
Proceeds from exercise of warrants	0	0	71,461
Repayment of notes payable	(71,759)	(946,643)	0
Repayment of lease obligation	(57,566)	(39,993)	(42,285)
Cash provided by continuing financing activities	38,212,082	24,173,371	4,011,603
Cash provided by discontinued financing activities	0	0	0
Cash provided by financing activities	38,212,082	24,173,371	4,011,603
Net increase (decrease)	17,734,823	11,557,024	(9,932,010)
Cash, beginning of the year	17,524,822	5,967,798	15,899,808
Cash, end of the year	$ 35,259,645	$ 17,524,822	$ 5,967,798